Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Number Of Authorized Shares, Not Disclosed	true	true
Common shares par value (in dollars per share)	$ 0	$ 0
Preferred shares par value (in dollars per share)	$ 0	$ 0
Common shares, shares outstanding (in shares)	17,375,213	17,282,934
Common shares, shares issued (in shares)	17,375,213	17,282,934